Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of maturities for long-term debt and finance lease obligations

Maturities for long-term debt and finance lease obligations through 2027 are as follows:

	2023	2024	2025	2026	2027

	(dollars in thousands)
FFB	$312,695	$308,892	$282,399	$262,793	$271,623
FMBs	1,010	63,510	62,500	62,500	62,500
PCRBs	—	—	—	—	—
	$313,705	$372,402	$344,899	$325,293	$334,123
Finance Leases	8,398	9,351	10,413	11,595	12,912
Total	$322,103	$381,753	$355,312	$336,888	$347,035

Schedule of long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts

Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts at December 31, 2022 and December 31, 2021 are as follows:

	2022		2021
		Unamortized Debt		Unamortized Debt
		Issuance Costs		Issuance Costs
		and		and
	Principal	Debt Discounts	Principal	Debt Discounts

	(dollars in thousands)
FFB	$7,084,148	$52,690	$6,526,858	$55,159
FMBs	4,152,021	52,480	3,653,031	46,985
PCRBs	704,190	8,972	735,165	9,765
	$11,940,359	$114,142	$10,915,054	$111,909